Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Assets:
Equity securities	¥ 227,142	¥ 212,270
Fair Value, Measurements, Nonrecurring
Assets:
Loans	128,000	125,000
Loans held-for-sale	62,000	3,000
Equity securities	8,000	1,000
Other investments	3,000	98,000
Premises and equipment-net	1,000	9,000
Total assets measured at fair value	202,000	236,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	171,000	177,000
Loans held-for-sale	64,000	3,000
Equity securities	2,000	1,000
Other investments	5,000	104,000
Premises and equipment-net	5,000	34,000
Intangible assets		1,000
Total assets measured at fair value	247,000	320,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Other investments	3,000	98,000
Total assets measured at fair value	3,000	98,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans	8,000	41,000
Loans held-for-sale	62,000	3,000
Premises and equipment-net	1,000	4,000
Total assets measured at fair value	71,000	48,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	120,000	84,000
Equity securities	8,000	1,000
Premises and equipment-net		5,000
Total assets measured at fair value	¥ 128,000	¥ 90,000